Equipment on Operating Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of equipment on operating leases
Equipment on operating leases primarily include products leased to customers by Agricultural Equipment, Construction Equipment and Commercial Vehicles. A summary of equipment on operating leases as of December 31, 2018 and 2017 is as follows:

	2018	2017
	(in millions)
Equipment on operating leases	$2,139	$2,240
Accumulated depreciation	(365)	(395)
Net equipment on operating leases	$1,774	$1,845

Schedule lease payments owed on equipment under non-cancelable operating leases
Lease payments owed to CNH Industrial for equipment under non-cancelable operating leases as of December 31, 2018, are as follows:

Amount
(in millions)
2019	$194
2020	145
2021	81
2022	30
2023	10
Beyond 5 years	3
Total	$463